THE DRESHER FAMILY OF FUNDS
                      The Dresher Classic Retirement Fund
                                       &
                     The Dresher Comprehensive Growth Fund
                                 ANNUAL REPORT
                               December 31, 2001

                      MANAGEMENT DISCUSSION OF PERFORMANCE

                                    General

We are looking forward to 2002 being a year of recovery for our country, from the tragic events that took place on September 11 to conditions on the economic and business fronts. Certainly, confidence has been restored. There are already signs of the recession ending, although economic growth may come at a much slower pace than some are hoping for.

As we discussed in June, The Dresher Family of Funds has taken on a more defensive posture with the allocation of assets; we've built reserves in the money market funds and added investments in short- to intermediate-term bond funds. That continues to be the case. The question now is, when will economic and business conditions improve enough to warrant increased exposure to stocks, given their "murky" earnings prospects and currently high market valuations? It's our belief that several factors will eventually help to stabilize corporate earnings to where current stock prices are viewed as more reasonable. With the Federal Reserve Bank having dropped the federal-funds rate to 1 3/4%, interest rates are low enough now. However, we'll also need to see an increase in capital spending, combined with an improved employment outlook and strengthening consumer confidence before much credibility can be given to the idea of a sustainable-to-improving business climate. Once earnings recover, the market will at least be prepared for a further advance toward prices last seen in January 2000. Until that time, there will likely be many "false starts" and continued market volatility. We are, therefore, remaining cautious for the near-term.

                      The Dresher Classic Retirement Fund

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the 2001 year was (20.30%).

                     The Dresher Comprehensive Growth Fund

The Dresher Comprehensive Growth Fund is a growth fund, which seeks capital appreciation without regard to current income. Under normal market conditions, the Fund will invest at least 75% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the 2001 year was (22.07%).

                      THE DRESHER CLASSIC RETIREMENT FUND:
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001


                                                                     PERCENTAGE
                                                                     OF
FUND                                          SHARES    FAIR VALUE   TOTAL

Vanguard Prime Money Market Fund            2,990,634   $2,990,634    25.8%
Vanguard Short-Term Corporate Fund            168,078    1,818,608    15.6%
Harbor Bond Fund                              108,373    1,237,620    10.6%
Strong Short Term Bond Fund                   126,490    1,168,765    10.0%
Vanguard 500 Index Fund                         9,500    1,005,992     8.7%
Weitz Value Fund                               16,038      549,931     4.7%
Selected American Shares Fund                  16,724      518,279     4.5%
Janus Growth & Income Fund                     17,043      510,769     4.4%
T. Rowe Price Blue Chip Growth Fund            16,465      476,995     4.1%
Marsico Growth & Income Fund                   33,222      467,101     4.0%
Turner Mid Cap Growth Fund                     10,599      232,233     2.0%
Strong Growth Fund                             12,722      224,918     1.9%
White Oak Growth Stock Fund                     5,758      221,356     1.9%
Fidelity Diversified International Fund         6,336      120,885     1.0%
Goldman Sachs FSQ Prime Obligations Fund       77,340       77,340     0.7%
                                                       ___________   ______
Total Investments (cost $12,184,974)                   $11,621,426    99.9%
Other Assets and Liabilities                                 8,395     0.1%
                                                        __________    _____
Net Assets                                             $11,629,821   100.0%
                                                       ===========   ======


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $13,645                       $12,727
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $12,228                       $13,028
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '01                      $9,745                       $12,285
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                     THE DRESHER COMPREHENSIVE GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2001


                                                                     PERCENTAGE
                                                                     OF
FUND                                          SHARES    FAIR VALUE   TOTAL

Vanguard Prime Money Market Fund            1,797,323   $1,797,323    15.5%
Vanguard 500 Index Fund                        12,281    1,300,434    11.2%
Vanguard Short-Term Corporate Fund            118,900    1,286,502    11.1%
Strong Short Term Bond Fund                   133,596    1,234,427    10.7%
Torray Fund                                    23,867      895,741     7.7%
Weitz Value Fund                               25,759      883,290     7.7%
T. Rowe Price Blue Chip Growth Fund            29,654      859,067     7.4%
Harbor Capital Appreciation Fund               29,050      849,127     7.3%
Marsico Growth and Income Fund                 52,286      735,146     6.4%
Turner Mid Cap Growth Fund                     17,586      385,317     3.3%
Strong Growth Fund                             21,118      373,365     3.3%
White Oak Growth Stock Fund                     8,977      345,065     3.0%
Fidelity Diversified International Fund        14,794      282,270     2.4%
Goldman Sachs FSQ Prime Obligations Fund      187,082      187,082     1.6%
Tweedy, Browne Global Value Fund                7,817      144,849     1.3%
                                                        __________    _____
Total Investments (cost $12,632,082)                    11,559,005    99.9%
Other Assets and Liabilities                                 8,752     0.1%
                                                        ___________  ______
Net Assets                                              11,567,757   100.0%
                                                        ===========  ======


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensove     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $14,981                       $16,745
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $13,296                       $13,450
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '01                     $10,361                       $10,239
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE

   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                             CLASSIC           COMPREHENSIVE
                                          RETIREMENT FUND       GROWTH FUND
ASSETS

   Investments in Securities:
    At Acquisition Cost                     $12,184,974         $12,632,082
                                            ===========         ===========
    At Fair Value (Note 1)                  $11,621,426         $11,559,005
   Cash                                          11,259              10,221
   Interest and Dividends Receivable                  5                   7
                                            ___________         ___________

TOTAL ASSETS                                 11,632,690          11,569,233
                                            ___________         ___________

LIABILITIES
   Payable to Advisor (Note 3)                    2,869               1,476
                                            ___________         ___________

TOTAL LIABILITIES                                 2,869               1,476
                                            ___________         ___________

NET ASSETS                                  $11,629,821         $11,567,757
                                            ===========         ===========


NET ASSETS consist of:
   Capital Shares                           $13,653,808         $14,587,999
   Accumulated Net Realized Loss
   on Investments                            (1,460,440)         (1,947,165)
   Net Unrealized Depreciation
   in Investments                              (563,547)         (1,073,077)
                                            ____________        ____________

NET ASSETS                                  $11,629,821         $11,567,757
                                            ============        ============

SHARES OUTSTANDING (Unlimited Number
of Shares Authorized, No Par Value)             520,750             527,971
                                            ============         ===========

NET ASSET VALUE PER SHARE                        $22.33              $21.91
                                            ============         ===========


   The accompanying notes are an integral part of these financial statements.

                          THE DRESHER FAMILY OF FUNDS
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                             CLASSIC           COMPREHENSIVE
                                          RETIREMENT FUND       GROWTH FUND

INVESTMENT INCOME
   Interest Income                          $ 20,102            $ 23,756
   Dividend Income From
   Underlying Funds                          252,793             161,847
                                            ________            ________
Total lnvestment Income                      272,895             185,603
                                            ________            ________

EXPENSES
   Management Fees (Note 3)                  140,230             147,615
   Distribution Fees (Note 3)                 29,209              30,746
                                            ________            ________
Total Expenses Before Waiver By Advisor      169,439             178,361
                                            ________            ________

Fees Waived By Advisor (Note 3)              (29,209)            (30,746)
                                            ________            ________

Total Expenses After Fees Waived By Advisor  140,230             147,615
                                            ________            ________

NET INVESTMENT INCOME                        132,665              37,988
                                            ________            ________

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
   Capital Gain Distributions Received
   From Underlying Funds                      59,110              61,976
   Realized Loss on Sale of Underlying
   Funds                                  (1,516,153)         (2,000,855)
   Change in Net Unrealized Depreciation
   of Underlying Funds                    (1,386,772)         (1,341,401)
                                          ___________         ___________
Net Realized and Unrealized Loss
on Investments                            (2,843,815)         (3,280,280)
                                          ___________         ___________

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS                          $(2,711,150)        $(3,242,292)
                                         ============         ============



   The accompanying notes are an integral part of these financial statements.

                              THE DRESHER FAMILY OF FUNDS
                            STATEMENT OF CHANGES IN NET ASSETS

                                        Classic Retirement
                                               Fund

                                     For the        For the
                                    Year Ended     Year Ended
                                    12/31/2001     12/31/2000

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

Net Investment Income (Loss)       $     132,665    $   (42,393)
Net Realized Gain (Loss) from
Security Transactions                 (1,516,153)      (159,037)
Capital Gain Distributions from
Underlying Funds                          59,110        643,880
Change in Net Unrealized Appreciation
in Underlying Funds                   (1,386,772)    (1,887,141)
                                    _____________   _____________

Net Decrease in Net Assets Resulting
from Operations                       (2,711,150)    (1,444,691)
                                    _____________    ___________

DISTRIBUTIONS TO SHAREHOLDERS           (136,062)      (413,838)
                                    _____________   _____________

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold              3,284,823      5,897,689
Reinvestment of Distributions            247,284        543,086
Cost of Shares Redeemed               (2,302,358)    (2,891,171)
                                    _____________   ____________
Increase in Net Assets due to
Share Transactions                     1,229,749      3,549,604
                                    _____________   ____________
Increase (Decrease) in Net Assets     (1,617,463)     1,691,075
Net Assets - Beginning of Year        13,247,284     11,556,209
                                    _____________   ____________
Net Assets - End of Year            $ 11,629,821    $13,247,284
                                    =============   ============

OTHER INFORMATION
Shares:
Sold                                     136,564        186,043
Issued in Reinvestment of
Distributions                             10,799         18,558
Redeemed                                 (93,912)       (91,232)
                                    _____________    ___________
Net Increase                              53,451        113,369
                                    =============    ===========


                                        Comprehensive
                                         Growth Fund

                                     For the        For the
                                    Year Ended     Year Ended
                                    12/31/2001     12/31/2000

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS

Net Investment Income (Loss)        $     37,988    $     (41,901)
Net Realized Gain (Loss) from
Security Transactions                 (2,000,855)         315,231
Capital Gain Distributions from
Underlying Funds                          61,976        1,164,098
Change in Net Unrealized Appreciation
in Underlying Funds                   (1,341,401)      (3,284,379)
                                    _____________   ______________

Net Decrease in Net Assets Resulting
from Operations                       (3,242,292)      (1,846,951)
                                     ____________    _____________

DISTRIBUTIONS TO SHAREHOLDERS            (46,274)      (1,426,229)
                                    _____________   ______________

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold              2,077,337        6,987,051
Reinvestment of Distributions            170,913        1,561,408
Cost of Shares Redeemed               (2,001,192)      (3,564,263)
                                    _____________    _____________
Increase in Net Assets due to
Share Transactions                       247,058        4,984,196
                                    _____________    _____________
Increase (Decrease) in Net Assets     (3,041,508)       1,711,016
Net Assets - Beginning of Year        14,609,265       12,898,249
                                    _____________    _____________
Net Assets - End of Year            $ 11,567,757     $ 14,609,265
                                    =============    =============

OTHER INFORMATION
Shares:
Sold                                      87,922          199,869
Issued in Reinvestment of
Distributions                              7,469           53,827
Redeemed                                 (84,977)        (102,610)
                                     ____________     ____________
Net Increase                              10,414          151,086
                                     ============     ============


     The accompanying notes are an integral part of these financial statements.

                                THE DRESHER FAMILY OF FUNDS
                                  FINANCIAL HIGHLIGHTS

Per share information for a share outstanding throughout the period.

                                  C L A S S I C   R E T I R E M E N T   F U N D
                                  _____________________________________________
                                     For the     For the    For the     For the
                                        Year        Year       Year        Year
                                       Ended       Ended      Ended       Ended
                                  12/31/2001  12/31/2000 12/31/1999  12/31/1998
Net Asset Value,
Beginning Period                      $28.35      $32.65     $26.00     $24.20
                                ____________  __________ __________  _________

Investment Operations
   Net Investment Income                0.25       (0.07)     (0.02)     (0.05)
   Net Realized and Unrealized
   Gain (Loss) on Investments          (6.01)      (3.31)      6.97       1.96
                                ____________  __________ __________   ________
Total from Investment
Operations                             (5.76)      (3.38)      6.95       1.91
                                ____________  __________ __________   ________

Distributions

Distributions to Shareholders          (0.26)      (0.92)     (0.30)     (0.11)
                                ____________  __________ __________   ________

Net Asset Value, End of Period        $22.33      $28.35     $32.65     $26.00
                                ============  ========== ==========   ========

Total Return                          (20.30%)   (10.35%)     26.73%      7.89%

Ratio of Net Expenses to Average
Net Assets                              1.20%      1.20%       1.20%      1.20%

Ratio of Expenses Before Waiver
to Average Net Assets                   1.45%      1.45%       1.45%      1.45%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                              1.13%     (0.31%)     (0.05%)    58.00%

Portfolio Turnover Rate               127.21%     15.59%      54,02%     96.94%

Net Assets,
End of Period (000's)                 $11,630    $13,247     $11,556    $9,731




                                  C L A S S I C   R E T I R E M E N T   F U N D
                                  _____________________________________________
                                    For the
                                       Period
                                      From
                                 10/01/1997
                                 (Date of
                                 Commencement
                                      of
                                 Investment
                                 Operations)
                                      to
                                 12/31/1997

Net Asset Value,
Beginning Period                      $25.23
                                 ___________

Investment Operations
   Net Investment Income                0.34
   Net Realized and Unrealized
   Gain (Loss) on Investments          (0.40)
                                 ___________
Total from Investment
Operations                             (0.06)
                                 ___________

Distributions

Distributions to Shareholders          (0.97)
                                 ___________

Net Asset Value, End of Period        $24.20
                                 ===========

Total Return                           (0.20%)

Ratio of Net Expenses to Average
Net Assets                              1.20% (a)

Ratio of Expenses Before Waiver
to Average Net Assets                   1.45% (a)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                              5.36% (a)

Portfolio Turnover Rate                 6.77%

Net Assets,
End of Period (000's)                 $4,665


(a) Annualized

                                THE DRESHER FAMILY OF FUNDS
                                  FINANCIAL HIGHLIGHTS

Per share information for a share outstanding throughout the period.

                             C O M P R E H E N S I V E   G R O W T H   F U N D
                             _________________________________________________
                                   For the    For the    For the      For the
                                      Year       Year       Year         Year
                                     Ended      Ended      Ended        Ended
                                12/31/2001 12/31/2000 12/31/1999   12/31/1998








Net Asset Value,
Beginning Period                    $28.23     $35.20     $26.44       $24.44
                                __________ __________ __________    _________

Investment Operations
Net Investment Income (Loss)          0.08       0.12      (0.12)       (0.08)
Net Realized and Unrealized
Gain (Loss) on Investments           (6.31)     (4.04)      9.68         2.45
                                __________ __________ __________     ________
Total from Investment
Operations                           (6.23)     (3.92)      9.56         2.37
                                __________ __________ __________     ________

Distributions

Distributions to Shareholders        (0.09)     (3.05)     (0.80)       (0.37)
                                __________ __________ __________     ________

Net Asset Value, End of Period      $21.91     $28.23     $35.20       $26.44
                                ========== ========== ==========     ========

Total Return                       (22.07%)   (11.14%)    36.16%        9.70%

Ratio of Net Expenses to Average
Net Assets                            1.20%     1.20%       1.20%        1.20%

Ratio of Expenses Before Waiver
to Average Net Assets                 1.45%     1.45%       1.45%        1.45%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                            0.31%    (0.29%)     (0.38%)      (0.43%)

Portfolio Turnover Rate              99.77%    42.19%      59.86%       48.23%

Net Assets,
End of Period (000's)               $11,568   $14,609     $12,898      $10,434





                              C O M P R E H E N S I V E   G R O W T H   F U N D
                              _________________________________________________
                                   For the
                                    Period
                                      From
                                10/01/1997
                                  (Date of
                                Commencement
                                     of
                                Investment
                                Operations)
                                     to
                                12/31/1997

Net Asset Value,
Beginning Period                    $25.14
                                ___________

Investment Operations
Net Investment Income (Loss)          0.33
Net Realized and Unrealized
Gain (Loss) on Investments           (0.27)
                                ___________
Total from Investment
Operations                            0.06
                                ___________

Distributions

Distributions to Shareholders        (0.76)
                                ___________

Net Asset Value, End of Period      $24.44
                                ===========

Total Return                         0.28%

Ratio of Net Expenses to Average
Net Assets                            1.20% (a)

Ratio of Expenses Before Waiver
to Average Net Assets                 1.45% (a)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                            5.12% (a)

Portfolio Turnover Rate              22.39%

Net Assets,
End of Period (000's)                $3,592



(a) Annualized

THE DRESHER FAMILY OF FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26,1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of Securities: All portfolio securities traded on a national securities exchange are stated at the last reported sales price on the date of valuation. Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal Income taxes: It is each Funds' intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment Income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to Shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differ-ences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                          THE DRESHER FAMILY OF FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2001

NOTE 1 ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds were $16,579,178 and $14,321,391 respectively for The Dresher Classic Retirement Fund and $13,466,268 and $11,732,351, respectively for The Dresher Comprehensive Growth Fund.

At December 31, 2001, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $12,518,412 and for The Dresher Comprehensive Growth Fund was $12,632,082.

At December 31, 2001, the total unrealized appreciation and total unrealized depreciation was $8,816 and $572,363, respectively for The Dresher Classic Retirement Fund and $41,147 and $1,114,224, respectively for The Dresher Comprehensive Growth Fund.

NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Funds' investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least March 16, 2003. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating expenses of each Fund. For the year ended December 31, 2001, the Advisor was due $140,230 and $147,615 and waived $29,209 and $30,746 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively.

                          THE DRESHER FAMILY OF FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                               DECEMBER 31, 2001

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent, transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the year ended December 31, 2001, NFA Brokerage, Inc. received $29,209 and $30,746 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund.

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS

On December 27, 2001, a distribution of $.26 per share was declared for The Dresher Classic Retirement Fund and a distribution of $.09 per share was declared for The Dresher Comprehensive Growth Fund. These dividends were paid on December 27, 2001 to shareholders of record on December 27, 2001.

The distibutions paid were as follows:

     Dresher Classic Retirement Fund
     _______________________________
                                                     2001             2000
                                                     ____             ____

          Net Investment Income                   $ 136,062       $    -
          Net Realized Gains                          -             413,838
                                                  _________       _________
                                                  $ 136,062       $ 413,838
                                                  =========       =========

                          THE DRESHER FAMILY OF FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                DECEMBER 31,2001

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)

     Dresher Comprehensive Growth Fund
     _________________________________
                                                    2001             2000
                                                    ____             ____

          Net Investment Income                   $  46,274      $     -
          Net Realized Gains                          -           1,426,229
                                                  _________      __________
                                                  $  46,274      $1,426,229
                                                  =========      ==========


NOTE 5 - LOSS CARRYFORWARD

In accordance with current federal income tax law, each of the Funds' net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At December 31, 2001 The Classic Retirement Fund and The Comprehensive Growth Fund had net capital loss carryforwards for federal income tax purposes of $1,460,440 and $1,667,417 respectively, which are available for offsets against future taxable capital gains, and expire in 2009. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

NOTE 6 - AGREEMENT BETWEEN THE NATIONAL ADVISORY GROUP, INC. AND PENNROCK FINANCIAL SERVICES

On March 16, 2001 the shareholders of The National Advisory Group, Inc. (National), the corporate parent for the Funds' Investment Manager, Distributor and Transfer Agent, finalized an agreement with PennRock Financial Services Corp. (PennRock), a Pennsylvania bank holding company, pursuant to which PennRock acquired all of the outstanding shares of stock of National.


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                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Dresher Family of Funds -

The Dresher Classic Retirement Fund
The Dresher Comprehensive Growth Fund

     We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, for The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 2001 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for the four years then ended and the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001 by correspondence with the custodian and registered investment companies. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended and the financial highlights for each of the four years then ended and the period from October 1, 1997 (date of commencement of investment operations) to December 31, 1997 in conformity with accounting principles generally accepted in the United States of America.


Abington, Pennsylvania                              Sanville & Company
February 13, 2002                                   Certified Public Accountants


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SERVICING       AGENTS

INVESTMENT ADVISOR:

National Financial Advisors, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

ADMINISTRATOR AND TRANSFER AGENT:

National Shareholder Services, Inc.
Twining Office Center
715 Twining Road, Suite 202
Dresher, PA 19025

CUSTODIAN:

BLUE BALL NATIONAL BANK
P. O. Box 580
1060 Main Street
Blue Ball, PA 17506

BROKER

NFA Brokerage Services, Inc.
Twining Office Center
715 Twining Road, Suite 218
Dresher, PA 19025

INDEPENDENT AUDITORS:

Sanville & Company
1514 Old York Road
Abington, Pennsylvania 19001

LEGAL COUNSEL:

Timothy F. Demers
Stevens & Lee
111 North Sixth Street
Reading, PA 19603-0679

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